PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 71,460	$ 65,411	$ 67,892
Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	8,279	12,322
Reduction in accumulated depreciation	$ 8,279	$ 12,322